Employee Compensation - Summary of Weighted-average Assumptions (Detail)	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Pension Plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Discount rate at beginning of year	4.00%	3.50%	3.40%
Rate of compensation increase	2.40%	2.40%	2.80%
Pension Plans [member] | Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Discount rate at beginning of year	3.00%	4.00%	3.50%
Rate of compensation increase	2.10%	2.40%	2.40%
Other employee future benefit plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Discount rate at beginning of year	4.10%	3.60%	3.60%
Rate of compensation increase	2.00%	2.00%	2.40%
Assumed overall health care cost trend rate	4.90%	4.90%	5.20%
Other employee future benefit plans [member] | Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Discount rate at beginning of year	3.00%	4.10%	3.60%
Rate of compensation increase	2.00%	2.00%	2.00%
Assumed overall health care cost trend rate	4.90%	4.90%	5.20%